Significant Accounting Policies - Impact to Revenue, Accounts Receivable, Deferred Revenue, and Accrued Liabilities as Result of Applying ASU 2014-09 (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 CNY (¥)
Revenue Initial Application Period Cumulative Effect Transition [Line Items]
Revenue	¥ 3,645,335	$ 530,192	¥ 2,048,896	¥ 1,556,476
Amounts due from related parties	656,399		578,454		$ 95,469
Retained earnings at beginning	340,046		131,192		$ 49,457	¥ 164,521
ASC 606 | Under ASC 605
Revenue Initial Application Period Cumulative Effect Transition [Line Items]
Revenue	3,645,385
Amounts due from related parties	623,120
Retained earnings at beginning			¥ 131,192
ASC 606 | Impact
Revenue Initial Application Period Cumulative Effect Transition [Line Items]
Revenue	(50)
Amounts due from related parties	¥ 33,279
Retained earnings at beginning						¥ 33,329